Label	Element	Value
Document And Entity Information Elements	ck0001649227_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 28, 2017
Registrant Name	dei_EntityRegistrantName	Community Development Fund
Central Index Key	dei_EntityCentralIndexKey	0001649227
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 09, 2017
Document Effective Date	dei_DocumentEffectiveDate	May 09, 2017
Prospectus Date	rr_ProspectusDate	May 01, 2017